Share-based compensation	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Share-based compensation
30.	Share-based compensation

In February 2014, the Board of Directors approved the revision of the Executive Remuneration Policy (ERP), applicable to all executive officers and other Company executives. The elements of executive compensation include the Long Term Incentives (LTI), the main objectives of which are to (i) maintain and attract highly qualified personnel for the Company, (ii) assure those who are able to contribute to improving the Company’s performance of the right to participate in the results of their contribution, and (iii) also to ensure the continuity of the Company’s management by aligning the interests of executives with those of shareholders. The Company currently has two LTI modes: stock options and virtual shares.

30.1.	Stock Option

Program for the granting of stock options, for the executives of the Company or its subsidiaries, who may exercise their right, is as follows: I) 33% after 3 years, II) 33% after 4 years and III) 34% after 5 years, all in relation to the grant date of each option.

The exercise price of each option is set on the grant date at the weighted average stock option price of the last sixty trading days, and may be adjusted by up to 30% to offset any speculation. The participant will have a maximum exercise period of seven years, starting from the grant date.

The grants awarded are summarized below:

	12.31.2017 in thousands of options
						Weighted	Weighted
						average	average
	Grants	Exercised	Canceled (i)	Outstanding	Exercible	exercise Price (R$)	exercise Price (US$)
Grants on January 23, 2012	4,860,000	(2,893,160)	(1,009,100)	957,740	957,740	11.50	6.56
Grants on March 20, 2013	4,494,000	(802,135)	(1,263,490)	2,428,375	1,436,255	15.71	7.91

At December 31, 2017	9,354,000	(3,695,295)	(2,272,590)	3,386,115	2,393,995

(i)	The cancellations refer to shares granted to executives or employees who no longer work for the Company. Additionally, on April 16, 2014, there was a cancellation of the grants awarded to members of the Board of Directors, with payment of compensation to plan participants.

30.2.	Phantom shares plan

The plan is based on the granting of virtual shares to directors and managers and the main objective is to attract and keep highly qualified staff in the Company and its subsidiaries to ensure continuity of management and align the interests of directors and key personnel of the Company and controlled entities to those of the Company’s shareholders.

The value of the long-term incentives (“LTI”) will be converted at the average price of the Company’s shares in the last 30 trading days by determining the quantity of virtual shares allocated to each participant, divided into two classes, with 50% in the form of restricted virtual shares and 50% in the form of virtual performance shares.

The Company will pay the LTI by converting the quantity of virtual shares into reais at the average quoted price (weighted by trading volume) of the Company’s shares in the last 10 trading days, as follows:

•	restricted virtual shares: (i) 33% on the third anniversary of the grant date; (ii) 33% on the fourth anniversary of the grant date, and (iii) 34% on the fifth anniversary of the grant date; and

•	A change in the virtual performance share calculation was approved in August 2017. Virtual performance shares granted in 2015, 2016 and 2017 will be paid in 2020, while those granted in 2018 will be paid in 2021. The amounts payable will now be based on the internal cost reduction target and not on the Economic Value Added indicator.

The amounts resulting from conversion of virtual shares will be added to the amounts equivalent to dividends and interest on own capital effectively paid by the Company during the vesting period.

The fair value of virtual shares is determined based on the average price (weighted by trading volume) of the Company’s shares (EMBR3-R$) for the last 10 trading days prior to the close of the period, applied to the number of virtual shares assigned to each participant in proportion to the vesting period.

	Amount of virtual stock	Grant value	Amount of virtual stock (i)	Fair value of shares (R$)
Grants on February 25, 2014	1,570,698	30.4	333,161	5,460.7
Grants on March 03, 2015	1,237,090	30.2	446,430	7,317.2
Grants on March 10, 2016	1,095,720	31.1	386,107	6,328.5
Grants on June 09, 2016	55,994	1.1	20,293	332.6
Grants on August 25, 2016	70,978	1.1	33,215	544.4
Grants on August 24, 2017	1,925,926	30.5	476,533	7,810.6

At December 31, 2017	5,956,406	124.4	1,695,738	27,794.0

Performance shares until December 31, 2017 considering the plan’s vesting period.